Other non current assets	12 Months Ended
Dec. 31, 2013
Other Non Current Assets [Abstract]
Other Non Current Assets

10. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,
	2012	2013
Security deposits for derivatives	$550	$550
Deferred mobilization expenses	53,615	73,806
Other	29,125	29,079
	$83,290	$103,435

As of December 31, 2012 and 2013, security deposits of $550 for the tankers Saga and Vilamoura, were recorded as "Other non-current assets" in the accompanying consolidated balance sheets due to the market loss in the swap agreements as of the related dates.